Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Accounts Receivable Net

December 31
(add 000)	2013	2012
Customer receivables	$246,528	$226,577
Other current receivables	2,974	3,542
	249,502	230,119
Less allowances	(4,081)	(6,069)
Total	$245,421	$224,050